Stock Options	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options

4. STOCK OPTIONS

A summary of the Company’s stock option activity during the nine months ended December 31, 2017 is as follows:

	Shares	Weighted Average Exercise Price
Balance outstanding at March 31, 2017	2,820,489	$1.27
Granted	470,000	1.76
Exercised	—
Expired	(48,779)	0.55
Cancelled	(25,000)	0.96
Balance outstanding at December 31, 2017	3,216,710	$1.39
Balance exercisable at December 31, 2017	1,584,083	$1.28

A summary of the Company’s stock options outstanding and exercisable as of December 31, 2017 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant- date Stock Price
Options Outstanding, December 31, 2017	1,664,542	$0.50	$0.50
	128,000	$0.96	$0.96
	130,000	$1.00	$10.00
	7,500	$1.50	$1.50
	100,000	$1.59	$1.59
	370,000	$1.81	$1.81
	647,500	$2.00 – 2.79	$2.00 – 2.79
	123,334	$3.10 – 3.80	$3.10 – 3.80
	45,834	$4.00 – 4.70	$4.00 – 4.70
	3,216,710
Options Exercisable, December 31, 2017	855,415	$0.50	$0.50
	75,750	$0.96	$0.96
	130,000	$1.00	$10.00
	7,500	$1.50	$1.50
	346,250	$2.00 – 2.79	$2.00 – 2.79
	123,334	$3.10 – 3.80	$3.10 – 3.80
	45,834	$4.00 – 4.70	$4.00 – 4.70
	1,584,083

In the nine months ended December 31, 2017, the Company granted an aggregate of 470,000 options to purchase shares of the Company’s common stock with exercise prices ranging from $1.59 to $1.81 per share to five employees and two directors, that expire ten years from the date of grant. The options issued to the two directors have a vesting period of one year and the options issued to employees all have vesting periods of 24 months. The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rate between 123.13% and 124.88%, (ii) discount rate between 2.33% and 2.265%, (iii) zero expected dividend yield, and (iv) expected life of 6 years, which is the average of the term of the options and their vesting periods. The total fair value of these option grants at their grant dates was approximately $740,000.

During the nine months ended December 31, 2017, we expensed total stock-based compensation related to stock options of $842,121, and the remaining unamortized cost of the outstanding stock-based awards at December 31, 2017 was approximately $1,497,000. This cost will be amortized on a straight line basis over a weighted average remaining vesting period of 2 years. At December 31, 2017, the 3,216,710 outstanding stock options had an intrinsic value of approximately $2,659,000.

4. STOCK OPTIONS

A summary of the Company’s stock option activity during the fiscal years ended March 31, 2016 and 2017 is as follows:

	Shares	Weighted Average Exercise Price
Balance at April 1, 2015	632,500	$3.30
Granted	277,500
Exercised	-
Cancelled	(2,500)
Balance outstanding at March 31, 2016	907,500	$3.30
Granted	2,263,821
Exercised	-
Expired	(285,000)
Cancelled	(65,832)
Balance outstanding at March 31, 2017	2,820,489	$1.27
Balance exercisable at March 31,2017	965,626	$1.70

A summary of the Company’s stock options outstanding and exercisable as of March 31, 2017 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant- date Stock Price
Options Outstanding, March 31, 2017	1,710,821	$0.50	$0.50
	153,000	$0.96	$0.96
	130,000	$1.00	$10.00
	10,000	$1.50	$1.50
	647,500	$2.00 – 2.79	$2.00 – 2.79
	123,334	$3.10 – 3.80	$3.10 – 3.80
	45,834	$4.00 – 4.70	$4.00 – 4.70
	2,820,489
Options Exercisable, March 31, 2017	427,708	$0.50	$0.50
	37,500	$0.96	$0.96
	130,000	$1.00	$10.00
	5,000	$1.50	$1.50
	201,250	$2.00 – 2.79	$2.00 – 2.79
	118,334	$3.10 – 3.80	$3.10 – 3.80
	45,834	$4.00 – 4.70	$4.00 – 4.70
	965,626

During the years ended March 31, 2017 and 2016, we expensed total stock-based compensation related to stock options of $762,374 and $286,248, respectively, and the remaining unamortized cost of the outstanding stock-based awards at March 31, 2017 was approximately $801,000. This cost will be amortized on a straight line basis over a weighted average remaining vesting period of 2 years. At March 31, 2017, the 2,820,489 outstanding stock options had an intrinsic value of approximately $2,560,000.

Year Ended March 31, 2017

During the year ended March 31, 2017, the Company granted to employees options to purchase an aggregate of 1,718,262 shares of the Company’s common stock with exercise prices of from $0.50 to $2.79 per share, that expire ten years from the date of grant, and all have vesting period of 24 months. The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rate between 126.34% and 131.33%, (ii) discount rate between 1.60% and 2.45%, (iii) zero expected dividend yield, and (iv) expected life of 6 years, which is the average of the term of the options and their vesting periods. The total fair value of the option grants to employees at their grant dates was approximately $1,045,000. During the year ended March 31, 2017, amortization of approximately $305,000 was recorded related to these options.

During the year ended March 31, 2017, the Company also granted to seven consultants options to purchase 545,559 shares of the Company’s common stock with exercise prices of per share between $0.50 and $2.34, that expire in ten years from date of grant, and have vesting period of 24 months. The fair value of these options granted to the consultants was estimated using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rate between 126.34% and 129.31% (ii) discount rate between 1.36% and 2.4%, (iii) zero expected dividend yield, and (iv) expected life of 10 years. The total fair value of the option grants to the consultants at their grant dates was approximately $830,000. The Company re-measures any non-vested options to non-employees to fair value at the end of each reporting period. At March 31, 2017, the fair value of the 545,559 options was $183,450. During the year ended March 31, 2017, amortization of $136,473 was recorded on these options.

Year Ended March 31, 2016

During the year ended March 31, 2016, the Company granted to employees options to purchase an aggregate of 137,500 shares of the Company’s common stock that expire ten years from the date of grant and have vesting periods ranging from zero to 36 months. The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rate of 76.26%, (ii) discount rate of 2.19%, (iii) zero expected dividend yield, and (iv) expected life of 5 years, which is the average of the term of the options and their vesting periods. The total fair value of the option grants to employees at their grant dates was approximately $233,000.

Also, during the year ended March 31, 2016, the Company granted options to purchase 140,000 shares of the Company’s common stock to five consultants that expire between three and ten years from date of grant. 70,000 of the options vested immediately and the balance of the options vest over periods up to 36 months. The fair value of these options granted to the consultants was estimated using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rate between 76.26% to 107.51%, (ii) discount rate of 2.17%, (iii) zero expected dividend yield, and (iv) expected life of 5 years. The total fair value of the option grants to the consultants at their grant dates was approximately $131,000.